Long-Term Debt - Additional Information (Detail)							3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 01, 2017 USD ($)	Oct. 19, 2015 USD ($)	Jul. 01, 2014 USD ($)	Dec. 13, 2013 USD ($)	May 31, 2013 USD ($)	Nov. 16, 2012 USD ($) Offerings	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 28, 2017 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2016 USD ($)	Oct. 31, 2015 USD ($)
Debt Instrument [Line Items]
Loss on early extinguishment of debt								$ (12,751,000)	$ (9,933,000)	$ (10,085,000)	$ 0	$ 0
Original issue discount and deferred finance costs								3,259,000		695,000
Debt issuance cost								$ 37,305,000		39,363,000	40,244,000
Senior Notes
Debt Instrument [Line Items]
Face amount						$ 1,300,000,000
Debt instrument interest rate								7.875%
Senior Notes | August 2016 Issuance of 7.875% Notes Due 2022
Debt Instrument [Line Items]
Loss on early extinguishment of debt							$ 10,100,000		10,100,000	$ 10,100,000
Senior Notes | February 2017 Issuance of 7.875% Notes Due 2022
Debt Instrument [Line Items]
Loss on early extinguishment of debt								$ 12,800,000
Senior Notes | 6.375% Senior Secured Notes due 2019
Debt Instrument [Line Items]
Face amount						$ 925,000,000
Debt instrument interest rate						6.375%		6.375%		6.375%
Repurchase amount													$ 300,000,000
Original issue discount and deferred finance costs								$ 3,259,000		$ 585,000
Debt issuance cost								$ 5,648,000		$ 11,693,000	20,182,000
Debt instrument maturity date								Dec. 01, 2019
Senior Notes | 6.375% Senior Secured Notes due 2019 | Scenario Previously Reported [Member]
Debt Instrument [Line Items]
Face amount						$ 719,500,000
Senior Notes | 8.75% Senior Notes due 2020
Debt Instrument [Line Items]
Face amount			$ 100,000,000	$ 250,000,000	$ 200,000,000	$ 380,000,000						$ 100,000,000
Debt instrument interest rate						8.75%		8.75%		8.75%
Debt instrument, redemption price, percentage			102.00%	101.50%	101.75%							102.00%
Original issue discount and deferred finance costs								$ 0		$ 0
Debt issuance cost								$ 13,130,000		$ 15,053,000	18,892,000
Debt instrument maturity date								Dec. 01, 2020
Number of offerings | Offerings						2
Senior Notes | 8.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Face amount		$ 300,000,000														$ 300,000,000
Debt instrument interest rate		8.875%						8.875%		8.875%						8.875%
Debt instrument, redemption price, percentage		98.00%
Principal amount outstanding threshold for accelerated maturity								$ 190,000,000		$ 190,000,000
Original issue discount and deferred finance costs								0		110,000
Debt issuance cost								$ 827,000		$ 903,000	$ 1,170,000
Senior Notes | 7.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Face amount	$ 300,000,000														$ 500,000,000
Debt instrument interest rate								7.875%		7.875%					7.875%
Debt instrument, redemption price, percentage	108.25%
Original issue discount and deferred finance costs								$ 0		$ 0
Debt issuance cost								17,700,000		11,714,000
Senior Notes | 7.875% Senior Secured Notes Due 2022 | August 2016 Issuance of 7.875% Notes Due 2022
Debt Instrument [Line Items]
Original issue discount and deferred finance costs							9,000,000		9,000,000
Debt issuance cost							15,700,000		15,700,000
Senior Notes | 7.875% Senior Secured Notes Due 2022 | February 2017 Issuance of 7.875% Notes Due 2022
Debt Instrument [Line Items]
Original issue discount and deferred finance costs								9,500,000
Debt issuance cost								15,600,000
Senior Notes | 2019 Senior Notes and 2022 Private Placement Notes
Debt Instrument [Line Items]
Repurchase amount															$ 235,000,000
Senior Notes | 2019 Senior Notes and 2022 Private Placement Notes | August 2016 Issuance of 7.875% Notes Due 2022
Debt Instrument [Line Items]
Original issue discount and deferred finance costs							$ 1,000,000		$ 1,000,000	1,000,000
Senior Notes | 2019 Senior Notes and 2022 Private Placement Notes | February 2017 Issuance of 7.875% Notes Due 2022
Debt Instrument [Line Items]
Original issue discount and deferred finance costs								$ 3,300,000
Senior Notes | August 2022 Notes
Debt Instrument [Line Items]
Debt Instrument, Issuance Price, Percentage													108.25%	104.00%
Senior Notes | August 2022 Notes | August 2016 Issuance of 7.875% Notes Due 2022
Debt Instrument [Line Items]
Face amount														$ 100,000,000
Senior Notes | August 2022 Notes | February 2017 Issuance of 7.875% Notes Due 2022
Debt Instrument [Line Items]
Face amount													$ 300,000,000
Senior Notes | 8.875% and 7.875% Senior Notes Due 2022 | August 2016 Issuance of 7.875% Notes Due 2022
Debt Instrument [Line Items]
Original issue discount and deferred finance costs										9,000,000
Debt issuance cost										$ 15,700,000
Senior Notes | 8.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Debt instrument interest rate								8.875%